Statutory Results - Regulatory Capital Requirements (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance [Abstract]
Risk based capital requirements compliance assertion	The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels	The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels